UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2011

Item 1. Schedule of Investments.

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - As of January 31, 2011
(Unaudited)

Number
of Shares		Value
	COMMON STOCKS - 94.7%
	AUSTRALIA - 9.6%
21,990	BHP Billiton Ltd.	$969,702
1,341,137	CFS Retail Property Trust - REIT	2,425,770
54,324	Newcrest Mining Ltd.	2,001,975
39,855	Origin Energy Ltd.	652,560
26,280	Woolworths Ltd.	699,257
		6,749,264

	BERMUDA - 2.4%
22,500	Golar LNG Ltd.	392,625
52,946	Nordic American Tanker Shipping, Ltd.	1,294,530
		1,687,155

	BRAZIL - 6.4%
113,411	Cia Energetica de Minas Gerais - ADR	1,873,550
29,600	Odontoprev S.A.	399,532
64,460	Vivo Participacoes S.A. - ADR	2,194,218
		4,467,300

	CANADA - 20.5%
24,120	ARC Resources Ltd.	600,501
158,840	CML HealthCare, Inc.	1,887,648
54,930	Crescent Point Energy Corp.	2,427,375
156,300	Ensign Energy Services, Inc.	2,530,207
39,525	Goldcorp, Inc.	1,589,300
39,650	Peyto Exploration & Development Corp.	746,395
3,045	Potash Corp of Saskatchewan, Inc.	541,340
240,180	Precision Drilling Corp. *	2,523,287
139,890	Yamana Gold, Inc.	1,580,757
		14,426,810

	CHINA - 5.7%
381,000	Ajisen China Holdings Ltd.	581,519
156,000	China Shenhua Energy Co., Ltd. - H Shares	633,272
183,000	China Yurun Food Group Ltd.	591,485
4,414,000	Li Heng Chemical Fibre Technologies Ltd.	690,065
1,978,000	Sichuan Expressway Co., Ltd.	1,248,198
411,000	Sound Global Ltd.	237,739
		3,982,278

	FRANCE - 2.0%
48,625	Vivendi S.A.	1,393,746
		1,393,746

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - As of January 31, 2011
(Unaudited)

Number
of Shares		Value
	HONG KONG - 8.9%
137,000	Cheung Kong Infrastructure Holdings Ltd.	$651,030
2,150,000	China Dongxiang Group Co.	937,582
245,000	China High Speed Transmission Equipment Group Co., Ltd.	378,342
63,500	China Mobile Ltd.	623,871
60,000	CLP Holdings Ltd.	486,747
700	Esprit Holdings Ltd.	3,317
684,500	Kingboard Laminates Holdings Ltd.	677,771
4,862,000	Shougang Concord International Enterprises Co., Ltd.	717,141
1,689,264	Skyworth Digital Holdings Ltd.	1,052,994
514,000	Texwinca Holdings Ltd.	558,391
13,000	VTech Holdings Ltd.	144,479
		6,231,665

	JAPAN - 6.9%
55,700	Asahi Breweries Ltd.	1,046,411
139,500	ITOCHU Corp.	1,516,009
52,000	JGC Corp.	1,267,056
10,500	Nidec Corp.	988,852
		4,818,328

	LUXEMBOURG - 1.0%
904	Aperam *	36,828
18,075	ArcelorMittal	659,376
		696,204

	NETHERLANDS - 3.4%
68,365	Royal Dutch Shell PLC - A Shares	2,412,591
		2,412,591

	NEW ZEALAND - 1.9%
810,152	Kiwi Income Property Trust	631,446
197,805	New Zealand Refining Co., Ltd.	715,910
		1,347,356

	NORWAY - 9.3%
16,400	Fred Olsen Energy ASA	711,043
19,236	Leroey Seafood Group ASA	612,845
1,040,000	Marine Harvest ASA	1,170,482
123,144	Morpol ASA *	432,840
111,528	SpareBank 1 SR Bank	1,091,064
75,210	Statoil ASA	1,825,751
12,410	Yara International ASA	698,565
		6,542,590

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - As of January 31, 2011
(Unaudited)

Number
of Shares		Value
	SINGAPORE - 8.7%
501,000	Ascendas Real Estate Investment Trust	$818,487
2,435,000	Midas Holdings Ltd.	1,760,631
717,000	Olam International Ltd.	1,703,807
379,000	StarHub Ltd.	755,452
142,000	Venture Corp., Ltd.	1,075,573
		6,113,950

	SWITZERLAND - 4.1%
39,125	Nestle S.A.	2,115,817
2,285	Syngenta A.G.	736,090
		2,851,907

	THAILAND - 3.9%
1,250,000	Delta Electronics Thailand PCL	1,153,099
4,390,000	Thai Beverage PCL	977,996
3,106,000	Thai Tap Water Supply PCL	618,284
		2,749,379

	TOTAL COMMON STOCKS
	(Cost $60,236,375)	66,470,523

	WARRANTS - 0.0%
1,700	Kingboard Chemical Holdings Ltd.*	1,718
	Exercise Price: 40 HKD, Expiration Date: 10/31/2012
	TOTAL WARRANTS
	(Cost $0)	1,718

Principal
Amount		Value
	SHORT-TERM INVESTMENTS - 5.6%
$3,902,534	UMB Money Market Fiduciary, 0.01%†	3,902,534

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,902,534)	3,902,534

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - As of January 31, 2011
(Unaudited)

TOTAL INVESTMENTS - 100.3%
(Cost $64,138,909)	$70,374,775
Liabilities in Excess of Other Assets - (0.3%)	(181,467)
TOTAL NET ASSETS - 100.0%	$70,193,308

*	Non-income producing security
†	The rate quoted is the annualized seven-day yield of the Fund at the period end.
ADR	American Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
HKD	Hong Kong Dollar

See accompanying Notes to Schedule of Investments.

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - As of January 31, 2011
(Unaudited)

Principal
Amount		Value
	FIXED INCOME SECURITIES - 77.7%
	AUSTRALIA - 14.1%
$433,000	Australia Government Bond	$436,459
	5.75%, 4/15/2012
1,050,000	Queensland Treasury Corp.	1,050,584
	6.00%, 6/14/2011
1,073,000	South Australia Government Financing Authority	1,072,487
	5.75%, 6/15/2011
1,000,000	Telstra Corp., Ltd.^	961,502
	5.64%, 12/1/2016
632,000	Treasury Corp. of Victoria	641,435
	6.25%, 10/15/2012
		4,162,467

	CANADA - 3.1%
460,000	Canadian Government Bond	458,649
	1.50%, 12/1/2012
457,000	Province of Ontario Canada^	457,351
	1.534%, 10/5/2015
		916,000

	FINLAND - 1.6%
3,000,000	Fortum OYJ^	465,401
	2.76%, 9/14/2015
		465,401

	GERMANY - 9.1%
1,320,000	European Investment Bank	1,076,244
	7.75%, 7/31/2012
5,300,000	Kreditanstalt fuer Wiederaufbau	922,320
	3.00%, 3/23/2012
882,000	Kreditanstalt fuer Wiederaufbau	695,629
	6.50%, 11/15/2011
		2,694,193

	NETHERLANDS - 5.2%
400,000	BASF Finance Europe NV	456,144
	3.63%, 6/3/2015
1,000,000	Energie Beheer Nederland BV	1,080,508
	1.75%, 10/18/2012
		1,536,652

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - As of January 31, 2011
(Unaudited)

Principal
Amount		Value
	NEW ZEALAND - 7.7%
1,510,000	New Zealand Government Bond	$1,189,314
	6.00%, 11/15/2011
1,360,000	New Zealand Government Bond	1,106,629
	6.50%, 4/15/2013
		2,295,943

	NORWAY - 18.0%
5,000,000	Austevoll Seafood ASA^	871,695
	6.50%, 10/14/2013
13,720,000	Kommunalbanken AS	2,106,553
	1.88%, 5/8/2012
2,670,000	Kommunalbanken AS	462,127
	3.00%, 3/26/2013
2,000,000	Morpol ASA^‡	346,296
	8.32%, 2/03/2014
6,015,000	Norway Government Bond	1,052,370
	6.00%, 5/16/2011
1,890,000	Norway Treasury Bill	324,567
	0.00%, 6/15/2011
1,000,000	Odfjell ASA^	173,235
	7.37%, 12/4/2013
		5,336,843

	POLAND - 3.1%
850,000	Poland Government International Bond	919,333
	3.00%, 9/23/2014
		919,333

	SINGAPORE - 7.2%
2,450,000	Singapore Government Bond	2,140,972
	3.75%, 9/1/2016
		2,140,972

	SWEDEN - 4.2%
5,000,000	City of Stockholm	781,303
	4.00%, 9/15/2011
2,800,000	Sweden Government Bond	459,135
	5.50%, 10/8/2012
		1,240,438

	SWITZERLAND - 4.4%
1,200,000	Aryzta A.G.	1,293,432
	5.00%, 10/29/2049
		1,293,432

	TOTAL FIXED INCOME SECURITIES
	(Cost $22,426,697)	23,001,674

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - As of January 31, 2011
(Unaudited)

Principal
Amount		Value
	SHORT-TERM INVESTMENTS - 14.9%
$4,399,999	UMB Money Market Fiduciary, 0.01%†	$4,399,999

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,399,999)	4,399,999

	TOTAL INVESTMENTS - 92.6%
	(Cost $26,826,696)	27,401,673
	Other Assets in Excess of Liabilities - 7.4%	2,200,843
	TOTAL NET ASSETS - 100.0%	$29,602,516

†	The rate quoted is the annualized seven-day yield of the Fund at the period end.
^	Variable rate investments.
‡	Securities that may be resold to "qualified institutional buyers" under rule 144A.

See accompanying Notes to Schedule of Investments.

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS - As of January 31, 2011
(Unaudited)

Number
of Shares		Value
	COMMON STOCKS - 87.8%
	CHINA - 14.2%
54,000	AAC Acoustic Technologies Holdings, Inc.	$146,388
250,000	China Liansu Group Holdings Ltd. *	240,661
260,000	China Medical System Holdings Ltd. *	240,103
20,000	China Medical Technologies, Inc. - ADR	245,600
260,000	China Singyes Solar Technologies Holdings Ltd.	218,187
880,000	China Tontine Wines Group Ltd.	196,211
10,000	China Yuchai International Ltd.	284,000
1,000,000	MIE Holdings Corp. *	268,064
445,000	O-Net Communications Group Ltd. *	271,413
700,000	PCD Stores Group Ltd.	221,358
260,000	Sijia Group Co. *	126,808
410,000	Trauson Holdings Co., Ltd. *	198,457
		2,657,250

	HONG KONG - 12.7%
170,000	Dah Chong Hong Holdings Ltd.	161,652
230,000	EVA Precision Industrial Holdings Ltd.	198,628
375,000	Fufeng Group Ltd.	302,024
328,000	Hengdeli Holdings Ltd.	185,703
109,600	Man Wah Holdings Ltd.	172,867
110,000	Ports Design Ltd.	303,536
100,000	Soundwill Holdings Ltd.	159,439
325,000	TCL Communication Technology Holdings Ltd.	360,016
186,000	Texhong Textile Group Ltd.	174,188
225,000	XTEP International Holdings Ltd.	146,463
170,000	Yip's Chemical Holdings Ltd.	204,703
		2,369,219

	INDONESIA - 11.8%
379,500	Ace Hardware Indonesia Tbk PT	111,149
6,700,000	Alam Sutera Realty Tbk PT	182,814
2,300,000	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT *	284,805
950,000	Gajah Tunggal Tbk PT	240,980
370,000	Harum Energy Tbk PT *	325,099
860,000	Holcim Indonesia Tbk PT *	188,572
20,661,500	Indopoly Swakarsa Industry Tbk PT *	516,168
1,500,000	Mitra Adiperkasa Tbk PT	357,398
		2,206,985

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS - As of January 31, 2011
(Unaudited)

Number
of Shares		Value
	MALAYSIA - 8.5%
580,000	Dialog Group BHD	$395,533
100,000	Gamuda BHD	124,824
400,000	Masterskill Education Group BHD	267,843
300,000	SapuraCrest Petroleum BHD	362,499
90,000	SP Setia BHD	188,822
105,000	UMW Holdings BHD	247,010
		1,586,531

	PHILIPPINES - 5.1%
650,000	Alliance Global Group, Inc.	168,821
220,000	DMCI Holdings, Inc.	168,696
545,000	Holcim Philippines, Inc.	164,339
690,000	Robinsons Land Corp.	219,917
115,000	Security Bank Corp.	222,672
		944,445

	SINGAPORE - 3.5%
56,000	SATS Ltd.	122,103
258,000	Super Group Ltd.	295,551
30,000	Venture Corp., Ltd.	227,693
		645,347

	SOUTH KOREA - 7.5%
8,000	Dongbu Insurance Co., Ltd.	324,864
2,800	Hyundai Department Store Co., Ltd.	327,974
20,000	KP Chemical Corp.	511,798
15,500	Pyeong Hwa Automotive Co., Ltd.	239,815
		1,404,451

	TAIWAN - 14.6%
100,000	Chroma ATE, Inc.	308,320
58,000	Excelsior Medical Co., Ltd.	174,871
15,000	Formosa International Hotels Corp.	259,998
81,000	Huaku Development Co., Ltd.	264,900
65,000	MPI Corp.	269,135
50,000	Orise Technology Co., Ltd.	117,916
110,000	Pacific Hospital Supply Co., Ltd.	410,805
40,000	St. Shine Optical Co., Ltd.	504,996
180,000	Taiwan Glass Industrial Corp.	240,182
90,000	TXC Corp.	171,263
		2,722,386

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS - As of January 31, 2011
(Unaudited)

Number
of Shares		Value
	THAILAND - 9.9%
325,000	Delta Electronics Thai PCL	$300,625
220,000	Dynasty Ceramic PCL	348,428
1,200,000	Home Product Center PCL	319,834
830,000	Minor International PCL	291,485
72,000	Siam Makro PCL	330,927
830,000	Supalai PCL	261,328
		1,852,627

	TOTAL COMMON STOCKS
	(Cost $16,856,622)	16,389,241

Principal
Amount		Value
	SHORT-TERM INVESTMENTS - 16.6%
$3,110,769	UMB Money Market Fiduciary, 0.01%†	3,110,769

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,110,769)	3,110,769

	TOTAL INVESTMENTS - 104.4%
	(Cost $19,967,391)	19,500,010
	Liabilities in Excess of Other Assets - (4.4%)	(825,180)
	TOTAL NET ASSETS - 100.0%	$18,674,830

*	Non-income producing security
†	The rate quoted is the annualized seven-day yield of the Fund at the period end.
ADR	American Depositary Receipt
PCL	Public Company Limited

See accompanying Notes to Schedule of Investments.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
January 31, 2011

Note 1 – Organization
EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), and EP Asia Small Companies Fund (the “Asia Small Companies Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation.  The Asia Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long term capital appreciation.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Funds’ net asset value per share (“NAV”) are calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
January 31, 2011 (Continued)

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts
The Fund’s may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund’s record realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.

Note 3 – Federal Income Taxes
At January 31, 2011, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Value Fund	International Bond Fund	Asia Small Companies Fund

Cost of investments	$64,568,967	$26,826,696	$19,967,391

Gross unrealized appreciation	$7,721,856	$591,693	$746,637
Gross unrealized depreciation	(1,916,048)	(16,716)	(1,214,018)
Unrealized appreciation on foreign currency	1,173	25,161	593
Net unrealized appreciation/(depreciation) on investments and foreign currency translations	$5,806,981	$600,138	$(466,788)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
January 31, 2011 (Continued)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of January 31, 2011, in valuing the Funds’ assets carried at fair value:

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
January 31, 2011 (Continued)

International Value Fund
	Level 1	Level 2	Level 3	Total
	(Quoted Price)	(Other Significant Observable Inputs)	(Significant Unobservable Inputs)
Assets Table
Investments, at Value:
Common Stocks:
Consumer Discretionary	$2,665,330	$2,552,284	$-	$5,217,614
Consumer Staples	9,350,940	-	-	9,350,940
Energy	17,466,047	-	-	17,466,047
Financials	4,966,767	-	-	4,966,767
Health Care	2,287,180	-	-	2,287,180
Industrials	5,020,115	378,342	-	5,398,457
Information Technology	2,228,672	822,250	-	3,050,922
Materials	11,291,705	-	-	11,291,705
Telecommunication Services	2,949,670	623,871	-	3,573,541
Utilities	2,729,573	1,137,777	-	3,867,350
Short-Term Investments	3,902,534	-	-	3,902,534
Warrants	1,718	-	-	1,718
Total Investments, at Value	64,860,251	5,514,524	-	70,374,775
Total Assets	$64,860,251	$5,514,524	$-	$70,374,775

International Bond Fund
	Level 1	Level 2	Level 3	Total
	(Quoted Price)	(Other Significant Observable Inputs)	(Significant Unobservable Inputs)
Assets Table
Investments, at Value:
Fixed Income Securities:
Corporate Bonds	$3,752,404	$4,590,002	$-	$8,342,406
Sovereigns	2,296,270	5,791,158	-	8,087,428
Sovereign Agencies	1,072,487	5,499,353	-	6,571,840
Short-Term Investments	4,399,999	-	-	4,399,999
Total Investments, at Value	11,521,160	15,880,513	-	27,401,673
Total Assets	$11,521,160	$15,880,513	$-	$27,401,673

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
January 31, 2011 (Continued)

Asia Small Companies Fund
	Level 1	Level 2	Level 3	Total
	(Quoted Price)	(Other Significant Observable Inputs)	(Significant Unobservable Inputs)
Assets Table
Investments, at Value:
Common Stocks:
Consumer Discretionary	$-	$4,029,253	$-	$4,029,253
Consumer Staples	-	991,510	-	991,510
Energy	-	955,662	-	955,662
Financials	-	2,109,561	-	2,109,561
Health Care	245,600	1,529,232	-	1,774,832
Industrials	284,000	2,057,242	-	2,341,242
Information Technology	-	2,172,770	-	2,172,770
Materials	-	2,014,411	-	2,014,411
Short-Term Investments	3,110,769	-	-	3,110,769
Total Investments, at Value	3,640,369	15,859,641	-	19,500,010
Total Assets	$3,640,369	$15,859,641	$-	$19,500,010

* In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities, as measured by the S&P 500 Index. In this circumstance, $5,514,524 and $15,859,641 of investment securities from International Value Fund and Asia Small Companies Fund, respectively, were classified as level 2 instead of level 1.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust
By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	March 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	March 30, 2011

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	March 30, 2011

* Print the name and title of each signing officer under his or her signature.